Document and Entity Information	9 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	MBUU
Entity Registrant Name	MALIBU BOATS, INC.
Entity Central Index Key	0001590976
Entity Filer Category	Non-accelerated Filer